Revenue (Disaggregation of Revenue by Major Source) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 8,776	$ 7,200
Total operating revenues	8,776	7,200
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	4,336	3,451
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,944	1,855
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	577	566
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,737	1,595
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	182	(267)
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	8,776	7,200
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,346	3,460
Total operating revenues	4,346	3,460
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,944	1,855
Total operating revenues	1,944	1,855
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	577	566
Total operating revenues	577	566
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,756	1,609
Total operating revenues	1,756	1,609
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	206	(248)
Total operating revenues	206	(248)
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(53)	(42)
Total operating revenues	(53)	(42)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	10	9
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	19	14
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	24	19
Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	8,571	7,447
Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,346	3,460
Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,944	1,855
Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	577	566
Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,733	1,589
Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(29)	(23)
Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Total operating revenues	329	290
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	205	(247)
Total operating revenues	205	(247)
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	23	20
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	206	(248)
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(24)	(19)
Electric Revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	6,858	5,872
Electric Revenue | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,533	3,975
Electric Revenue | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,489	2,063
Electric Revenue | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,073	997
Electric Revenue | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	201	203
Electric Revenue | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	770	712
Electric Revenue | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,505	2,234
Electric Revenue | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,147	939
Electric Revenue | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	522	499
Electric Revenue | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	308	300
Electric Revenue | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	528	496
Electric Revenue | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	653	607
Electric Revenue | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	272	223
Electric Revenue | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	270	276
Electric Revenue | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	28	28
Electric Revenue | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	102	94
Electric Revenue | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(19)	(14)
Electric Revenue | Regulated | Other Electric
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	507	420
Electric Revenue | Regulated | Other Electric | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	457	372
Electric Revenue | Regulated | Other Electric | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	43	41
Electric Revenue | Regulated | Other Electric | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7	7
Electric Revenue | Regulated | Other Electric | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(20)	(142)
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(41)	(157)
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	21	15
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	22	20
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	36	42
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	12	13
Gas Revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	1,713	1,575
Gas Revenue | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	269	224
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	158	77
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	158	77
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Finance Income | Regulated | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	64	63
Finance Income | Regulated | Operating | Florida Electric Utility | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Canadian Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Other Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Gas Utilities and Infrastructure | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	64	63
Finance Income | Regulated | Operating | Other | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Eliminations | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers		0
Other revenue | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Other revenue | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(10)	(9)
Other revenue | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	30	28
Other revenue | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	23	20
Other revenue | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	32	32
Other revenue | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(25)	(24)
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	17	(352)
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	16	(357)
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	$ 1	$ 5